Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenue:
SG Block sales					$ 2,320,630	$ 5,727,007
Engineering services					65,154	159,345
Project management					20,000	150,601
Total revenue					2,405,784	6,036,953
Cost of revenue:
SG Block sales					1,832,086	4,389,312
Engineering services					48,776	94,887
Project management					17,000	85,939
Total cost revenue					1,897,862	4,570,138
Gross profit					507,922	1,466,815
Operating expenses:
Payroll and related expenses					1,003,699	1,216,300
General and administrative expenses					790,611	793,476
Marketing and business development expense					123,852	178,505
Pre-project expenses					35,082	31,330
Total					1,953,244	2,219,611
Operating loss					(1,445,322)	(752,796)
Other income (expense):
Interest expense					(1,944,487)	(1,066,833)
Interest income					22	24
Change in fair value of financial instruments					646,671	1,386,469
Loss on extinguishment						(1,104,179)
Total					(1,297,794)	(784,519)
Reorganization items:
Net loss					$ (2,743,116)	$ (1,537,315)
Net loss per share - basic and diluted:
Basic and diluted					$ (0.06)	$ (0.04)
Weighted average shares outstanding:
Basic and diluted					42,918,927	42,787,865
Successor
Revenue:
SG Block sales	$ 238,781
Engineering services	76,929
Project management
Total revenue	315,710
Cost of revenue:
SG Block sales	189,520
Engineering services	68,423
Project management
Total cost revenue	257,943
Gross profit	57,767
Operating expenses:
Payroll and related expenses	155,455
General and administrative expenses	236,804
Marketing and business development expense	16,196
Pre-project expenses	22,633
Total	431,088
Operating loss	(373,321)
Other income (expense):
Interest expense	(123,412)
Interest income	3
Change in fair value of financial instruments	18,345
Total	(105,064)
Net loss before reorganization items	(478,385)
Reorganization items:
Legal and professional fees	(64,821)
Gain on reorganization
Total	(64,821)
Net loss	$ (543,206)
Net loss per share - basic and diluted:
Basic and diluted	$ (1.11)
Weighted average shares outstanding:
Basic and diluted	491,357
Predecessor
Revenue:
SG Block sales		$ 269,993	$ 1,004,216	$ 2,095,341
Engineering services		19,588	52,007	45,114
Project management				20,000
Total revenue		289,581	1,056,223	2,160,455
Cost of revenue:
SG Block sales		220,054	816,076	1,653,384
Engineering services		15,319	43,898	38,087
Project management		12,000		17,000
Total cost revenue		247,373	859,974	1,708,471
Gross profit		42,208	196,249	451,984
Operating expenses:
Payroll and related expenses		222,166	367,254	813,544
General and administrative expenses		161,724	557,069	592,165
Marketing and business development expense		9,258	22,729	111,379
Pre-project expenses			26,411	15,276
Total		393,148	973,463	1,532,364
Operating loss		(350,940)	(777,214)	(1,080,380)
Other income (expense):
Interest expense		(1,442,342)	(429,017)	(1,820,419)
Interest income			8	13
Change in fair value of financial instruments		131,289		646,671
Total		(1,311,053)	(429,009)	(1,173,735)
Net loss before reorganization items		(1,661,993)	(1,206,223)	(2,254,115)
Reorganization items:
Legal and professional fees			(171,893)
Gain on reorganization			713,379
Total			541,486
Net loss		$ (1,661,993)	$ (664,737)	$ (2,254,115)
Net loss per share - basic and diluted:
Basic and diluted		$ (0.04)	$ (0.02)	$ (0.05)
Weighted average shares outstanding:
Basic and diluted		42,918,927	42,918,927	42,918,927